FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments
The carrying values and fair values of financial assets and financial liabilities as of December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments	9,025	9,025	24,419	24,419
Marketable securities	2,067	2,067	4,027	4,027
Financial assets not measured at fair value
Cash and cash equivalents	251,347	251,347	413,532	413,532
Trade and other receivables	133,997	133,997	128,943	128,943
Related party receivables	13,091	13,091	8,532	8,532
Financial liabilities not measured at fair value
Trade and other payables	143,122	143,122	98,812	98,812
Floating rate debt	3,067,745	3,119,596	3,744,388	3,792,576
Related party payables	31,064	31,064	35,370	35,370

The table below shows the levels in the fair value hierarchy of financial assets and financial liabilities as of December 31, 2025 and 2024, excluding those whose fair values approximate their respective carrying values due to their short-term nature.

(in thousands of $)	Dec 31, 2025 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments	9,025	—	9,025	—
Marketable securities	2,067	2,067	—	—
Financial liabilities not measured at fair value
Floating rate debt	3,119,596	—	3,119,596	—

(in thousands of $)	Dec 31, 2024 Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments	24,419	—	24,419	—
Marketable securities	4,027	4,027	—	—
Financial liabilities not measured at fair value
Floating rate debt	3,792,576	—	3,792,576	—

Summary of Valuation Techniques

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.

Schedule of Maturity of Financial Liabilities
The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at December 31, 2025
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 6 years	Between 6 and 10 years
Non derivative financial liabilities
Floating rate debt	3,067,745	3,091,860	292,784	787,376	1,456,164	555,536
Interest on floating rate debt	—	660,724	164,889	261,213	178,344	56,278
Trade and other payables	143,122	143,122	143,122	—	—	—
Related party payables	31,064	31,064	31,064	—	—	—

		Contractual cash flows at December 31, 2024
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 6 years	Between 6 and 10 years
Non derivative financial liabilities
Floating rate debt	3,744,388	3,754,033	421,775	890,781	1,799,346	642,131
Interest on floating rate debt	—	905,002	226,094	375,184	212,995	90,729
Obligations under leases	1,604	1,604	1,153	451	—	—
Trade and other payables	98,812	98,812	98,812	—	—	—
Related party payables	35,370	35,370	35,370	—	—	—

Schedule of Interest Rate Swaps
The interest rate swaps are not designated as hedges and are summarized as of December 31, 2025 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2019	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	April 2020	April 2027	0.5970%
400,000